UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08283

Morgan Stanley Multi-Asset Class Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	September 30, 2007

Date of reporting period:	March 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Multi-Asset Class Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended March 31, 2007

Total Return for the 6 Months Ended March 31, 2007
Class A	Class B	Class C	Class D	S&P 500® Index[1]	Lipper Flexible Portfolio Funds Index[2]
7.80%	7.26%	7.37%	7.82%	7.38%	7.83%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

For the six-month period ended March 31, 2007, global equity markets posted positive returns, outperforming the domestic market and generally exceeding returns available in the credit markets over the same period.

While global economic conditions continued to be supportive of growth expectations in excess of historical averages, the period under review might be best characterized as potentially transitory. In the U.S., growth slowed as both the consumer and industrial sectors adjusted to higher interest rates amid more challenging housing and mortgage environments. At the same time, commodity prices and labor costs increased slightly throughout the period, raising concerns that record-level corporate profit margins could be squeezed. In general, profit growth expectations declined for a majority of sectors during the period under review.

Overseas, economic growth in both developed and emerging markets continued to outpace expectations, as continental Europe, the United Kingdom, Russia, India, China and Latin America generally exceeded growth expectations. Solid export activity coupled with domestic demand, which was tied to job security and purchasing power, helped drive these impressive trends. In effect, this acceleration outside the U.S. helped many U.S. industries, as favorable currency exchange rates and years of increased investment in international markets began to payoff in 2006 and, more recently, helped offset the slower pace of U.S. growth.

Performance Analysis

Morgan Stanley Multi-Asset Class Fund Class A and D shares outperformed the S&P 500® Index, Class B and C shares underperformed the S&P 500 Index, and all share classes underperformed the Lipper Flexible Portfolio Funds Index for the six months ended March 31, 2007, assuming no deduction of applicable sales charges.

Tactical sector and geographic shifts during the period under review included reducing the Fund's direct exposure to the technology sector while simultaneously increasing short-term credit exposures. As expectations for technology spending by major corporations ramped up more slowly than expected, we viewed our "pure-play" technology sector exposure as less desirable than our more diversified growth exposures embedded in other Fund investments. Therefore, we shifted a portion of the portfolio's assets to short-term cash equivalent investments, thereby reducing the Fund's overall exposure to equities as well.

From a geographic standpoint, the Fund continued to be more broadly exposed to the U.S. markets than overseas markets; however, the Fund's U.S. investments feature a number of sector overweights that inherently include broad international diversification, such as natural resources and real estate. The Fund also maintained a relatively high exposure to the S&P 500, designed to provide broad ownership among diverse sectors with only general market risk. Finally, fixed income exposure (other than short-term investments) remained relatively constant throughout the period.

In summary, the Fund's asset allocation at period end featured exposures to U.S. growth equities (approximately 27 percent of total Fund assets), short-term fixed income investments (approximately 19 percent), S&P 500 (approximately 16 percent), U.S. fixed income investments (approximately 12 percent), global equity exposure (approximately 10 percent), global value equity exposure (approximately 6 percent), natural resources exposure (approximately 6 percent), and real estate exposure (approximately 4 percent).

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP FIVE FUNDS
Morgan Stanley S&P 500 Index Fund	15.9%
Morgan Stanley Global Advantage Fund	9.4
Morgan Stanley Convertible Securities Trust	9.0
Morgan Stanley U.S. Government Securities Trust	6.6
Morgan Stanley Natural Resource Development Securities Inc.	6.5

Data as of March 31, 2007. Subject to change daily. All percentages for top five funds are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund is a "fund of funds" that normally invests at least 80 percent of its assets in shares of affiliated mutual funds ("Underlying Funds"). In deciding how to allocate Fund assets among Underlying Funds, the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., considers its outlook for the U.S. and global economies and financial markets and the relative market valuations of the Underlying Funds. The Fund normally expects to invest between 50 percent and 100 percent of its net assets in Underlying Funds which invest primarily in U.S. equity securities, between 0 percent and 50 percent of its net assets in Underlying Funds which invest primarily in non-U.S. equity securities and between 0 percent and 50 percent of its net assets in Underlying Funds which invest primarily in fixed income securities. The Investment Adviser then determines the combination of Underlying Funds that it believes best represents the selected asset allocation strategy. The Investment Adviser continuously monitors the Fund's asset allocation strategy and the selection of individual Underlying Funds and may make adjustments to both as market changes warrant. The Fund generally sells the securities of an Underlying Fund when such Underlying Fund is no longer representative of the selected asset allocation strategy. There are no minimum or maximum percentages in which the Fund must invest in any Underlying Fund. The investment adviser for each Underlying Fund is responsible for deciding which securities to purchase and sell for each respective Underlying Fund. For more information about the Underlying Funds, see "Fund Management —Management of the Underlying Funds" in the prospectus. In addition, the Fund may invest up to 20 percent of its assets directly in government securities and cash equivalents when the Investment Adviser believes market conditions so warrant.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended March 31, 2007
Symbol	Class A Shares* (since 11/25/97) MAFAX		Class B Shares** (since 11/25/97) MAFBX		Class C Shares† (since 11/25/97) MAFCX		Class D Shares†† (since 11/25/97) MAFDX
1 Year	7.08% 1.46	[3] [4]	6.25% 1.28	[3] [4]	6.27% 5.28	[3] [4]	7.28% —	[3]
5 Years	6.67 5.52	[3] [4]	5.85 5.53	[3] [4]	5.86 5.86	[3] [4]	6.93 —	[3]
Since Inception	5.98 5.37	[3] [4]	5.35 5.35	[3] [4]	5.24 5.24	[3] [4]	6.23 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Standard & Poor's 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Flexible Portfolio Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Flexible Portfolio Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Flexible Portfolio Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/06 – 03/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	10/01/06	03/31/07	10/01/06 – 03/31/07
Class A
Actual (7.80% return)	$1,000.00	$1,078.00	$1.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.73	$1.21
Class B
Actual (7.26% return)	$1,000.00	$1,072.60	$5.17
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.95	$5.04
Class C
Actual (7.37% return)	$1,000.00	$1,073.70	$4.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.34	$4.63
Class D
Actual (7.82% return)	$1,000.00	$1,078.20	$0.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.93	$0.00

*  Expenses are equal to the Fund's annualized expense ratios of 0.24%, 1.00%, 0.92% and 0.00% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.86%, 1.62%, 1.54% and 0.62% for Class A, Class B, Class C and Class D shares, respectively.

Morgan Stanley Multi-Asset Class Fund

Portfolio of Investments  ■  March 31, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (81.2%)
	Investment Trusts/Mutual Funds
215	Morgan Stanley Capital Opportunities Trust*	$4,511
162,314	Morgan Stanley Convertible Securities Trust	2,944,371
22,803	Morgan Stanley Focus Growth Fund*	676,573
26,735	Morgan Stanley Developing Growth Securities Trust*	826,387
95,998	Morgan Stanley Dividend Growth Securities Inc.	2,011,152
96	Morgan Stanley Equally-Weighted S&P 500 Fund	4,147
15,190	Morgan Stanley Financial Services Trust	185,012
269,701	Morgan Stanley Global Advantage Fund*	3,098,863
99,965	Morgan Stanley Health Sciences Trust	1,703,399
400	Morgan Stanley Japan Fund*	3,924
196,800	Morgan Stanley Limited Duration Fund	1,773,168
197,205	Morgan Stanley Nasdaq-100 Index Fund*	2,009,520
89,870	Morgan Stanley Natural Resource Development Securities Inc.	2,129,031
81,500	Morgan Stanley Real Estate Fund	1,417,289
338,252	Morgan Stanley S&P 500 Index Fund	5,236,141
179	Morgan Stanley Special Growth Fund*	4,086
180	Morgan Stanley Special Value Fund	3,433
240,458	Morgan Stanley U. S. Government Securities Trust	2,161,715
31,700	Morgan Stanley Utilities Fund	508,463
203	Morgan Stanley Value Fund	3,105

Total Common Stocks (Cost $25,450,727)	26,704,290

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (19.1%)
Repurchase Agreement
$6,286	Joint repurchase agreement account 5.33% due 04/02/07 (dated 03/30/07; proceeds $6,288,792) (a) (Cost $6,286,000)	6,286,000

Total Investments (Cost $31,736,727) (b)	100.3%	32,990,290
Liabilities in Excess of Other Assets	(0.3)	(105,194)
Net Assets	100.0%	$32,885,096

*  Non-income producing security.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,372,745 and the aggregate gross unrealized depreciation is $2,119,182, resulting in net unrealized appreciation of $1,253,563.

See Notes to Financial Statements

Morgan Stanley Multi-Asset Class Fund

Financial Statements

Statement of Assets and Liabilities

March 31, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $31,736,727) (including repurchase agreement of $6,286,000)	$32,990,290
Cash	37,896
Receivable for:
Shares of beneficial interest sold	8,747
Interest	1,861
Dividends	1,066
Prepaid expenses and other assets	31,034
Receivable from Investment Adviser	20,012
Total Assets	33,090,906
Liabilities:
Payable for:
Shares of beneficial interest redeemed	135,090
Distribution fee	19,600
Transfer agent fee	1,156
Accrued expenses and other payables	49,964
Total Liabilities	205,810
Net Assets	$32,885,096
Composition of Net Assets:
Paid-in-capital	$29,130,265
Net unrealized appreciation	1,253,563
Accumulated undistributed net investment income	167,942
Accumulated undistributed net realized gain	2,333,326
Net Assets	$32,885,096
Class A Shares:
Net Assets	$12,826,431
Shares Outstanding (unlimited authorized, $.01 par value)	1,079,048
Net Asset Value Per Share	$11.89
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$12.55
Class B Shares:
Net Assets	$15,781,091
Shares Outstanding (unlimited authorized, $.01 par value)	1,352,068
Net Asset Value Per Share	$11.67
Class C Shares:
Net Assets	$3,997,744
Shares Outstanding (unlimited authorized, $.01 par value)	342,750
Net Asset Value Per Share	$11.66
Class D Shares:
Net Assets	$279,830
Shares Outstanding (unlimited authorized, $.01 par value)	23,351
Net Asset Value Per Share	$11.98

Statement of Operations

For the six months ended March 31, 2007 (unaudited)

Net Investment Income: Income
Dividends	$335,460
Interest	86,147
Total Income	421,607
Expenses
Distribution fee (Class A shares)	15,203
Distribution fee (Class B shares)	85,224
Distribution fee (Class C shares)	18,872
Shareholder reports and notices	41,123
Registration fees	30,199
Transfer agent fees and expenses	24,712
Professional fees	4,241
Custodian fees	686
Trustees' fees and expenses	176
Other	6,112
Total Expenses	226,548
Less: amounts waived/reimbursed	(107,249)
Net Expenses	119,299
Net Investment Income	302,308
Net Realized and Unrealized Gain:
Net realized gain	353,113
Capital gain distribution received	2,222,811
Net Realized Gain	2,575,924
Net Change in Unrealized Appreciation	(322,309)
Net Gain	2,253,615
Net Increase	$2,555,923

See Notes to Financial Statements

Morgan Stanley Multi-Asset Class Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED MARCH 31, 2007	FOR THE YEAR ENDED SEPTEMBER 30, 2006
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$302,308	$331,802
Net realized gain	2,575,924	7,604,150
Net change in unrealized appreciation	(322,309)	(5,439,112)
Net Increase	2,555,923	2,496,840
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(233,497)	(119,004)
Class B shares	(168,069)	(8,653)
Class C shares	(43,741)	(14,600)
Class D shares	(14,694)	(8,386)
Net realized gain
Class A shares	(666,597)	—
Class B shares	(917,008)	—
Class C shares	(216,600)	—
Class D shares	(37,046)	—
Total Dividends and Distributions	(2,297,252)	(150,643)
Net decrease from transactions in shares of beneficial interest	(2,507,541)	(6,548,924)
Net Decrease	(2,248,870)	(4,202,727)
Net Assets:
Beginning of period	35,133,966	39,336,693
End of Period
(Including accumulated undistributed net investment income of $167,942 and $325,635, respectively)	$32,885,096	$35,133,966

See Notes to Financial Statements

Morgan Stanley Multi-Asset Class Fund

Notes to Financial Statements  ■  March 31, 2007 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Multi-Asset Class Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in other open-end management investment companies that are either members of the Morgan Stanley Family of Funds or managed by an investment advisor that is an affiliate of Morgan Stanley Investment Advisors, Inc. (the "Investment Adviser") (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Fund's investment objective is to maximize total investment return. The Fund was organized as a Massachusetts business trust on July 3, 1997 and commenced operations on November 25, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and (2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

Morgan Stanley Multi-Asset Class Fund

Notes to Financial Statements  ■  March 31, 2007 (unaudited) continued

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays no investment advisory fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the advisory or sub-advisory fees to the Investment Adviser and/or Sub-Advisers of the Underlying Funds.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays no administration fee. However, the Fund through its investments in the Underlying Funds, will pay its pro rata share of the administration fee to the Administrator.

The Investment Adviser agreed to assume all operating expenses (except for distribution fees) until April 30, 2008. At March 31, 2007, included in the Statements of Assets and Liabilities are receivables from an affiliate which represent expense reimbursements due to the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future

Morgan Stanley Multi-Asset Class Fund

Notes to Financial Statements  ■  March 31, 2007 (unaudited) continued

distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $3,479,644 at March 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.92%, respectively.

The Distributor has informed the Fund that for six months ended March 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $21,610 and $404, respectively and received $3,697 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2007 aggregated $6,725,600.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Funds transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally

Morgan Stanley Multi-Asset Class Fund

Notes to Financial Statements  ■  March 31, 2007 (unaudited) continued

accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2006, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

6. Shares of Beneficial Interest

	FOR THE SIX MONTHS ENDED MARCH 31, 2007		FOR THE YEAR ENDED SEPTEMBER 30, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	49,424	$591,562	133,957	$1,561,078
Conversion from Class B	64,671	774,264	407,348	4,721,300
Reinvestment of dividends	71,392	833,141	9,504	108,246
Redeemed	(169,167)	(2,041,715)	(245,662)	(2,843,626)
Net increase — Class A	16,320	157,252	305,147	3,546,998
CLASS B SHARES
Sold	48,393	575,496	165,562	1,881,521
Conversion to Class A	(65,893)	(774,264)	(416,747)	(4,721,300)
Reinvestment of dividends	83,787	961,872	708	7,937
Redeemed	(238,769)	(2,827,414)	(587,210)	(6,650,042)
Net decrease — Class B	(172,482)	(2,064,310)	(837,687)	(9,481,884)
CLASS C SHARES
Sold	23,733	277,715	40,193	455,602
Reinvestment of dividends	21,406	245,531	1,167	13,076
Redeemed	(57,902)	(689,503)	(92,970)	(1,055,805)
Net decrease — Class C	(12,763)	(166,257)	(51,610)	(587,127)
CLASS D SHARES
Sold	818	9,901	2,801	33,180
Reinvestment of dividends	4,383	51,543	724	8,302
Redeemed	(40,875)	(495,670)	(5,977)	(68,393)
Net decrease — Class D	(35,674)	(434,226)	(2,452)	(26,911)
Net decrease in Fund	(204,599)	$(2,507,541)	(586,602)	$(6,548,924)

Morgan Stanley Multi-Asset Class Fund

Notes to Financial Statements  ■  March 31, 2007 (unaudited) continued

7. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Multi-Asset Class Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED SEPTEMBER 30,
	MONTHS ENDED
	MARCH 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.86		$11.17	$9.80	$8.60	$6.69	$8.17
Income (loss) from investment operations:
Net investment income‡	0.13		0.16	0.14	0.06	0.01	0.05
Net realized and unrealized gain (loss)	0.78		0.65	1.35	1.14	1.90	(1.45)
Total income (loss) from investment operations	0.91		0.81	1.49	1.20	1.91	(1.40)
Less dividends and distributions from:
Net investment income	(0.23)		(0.12)	(0.12)	–	–	(0.08)
Net realized gain	(0.65)		–	–	–	–	–
Total dividends and distributions	(0.88)		(0.12)	(0.12)	–	–	(0.08)
Net asset value, end of period	$11.89		$11.86	$11.17	$9.80	$8.60	$6.69
Total Return†	7.80	%(1)	7.33%	15.21%	13.95%	28.55%	(17.44)%
Ratios to Average Net Assets(3)(4)(5):
Expenses	0.24	%(2)	0.24%	0.24%	0.24%	0.23%	0.24%
Net investment income	2.19	%(2)	1.37%	1.33%	0.72%	0.16%	0.50%
Supplemental Data:
Net assets, end of period, in thousands	$12,826		$12,609	$8,462	$1,896	$890	$846
Portfolio turnover rate	0	%(1)	88%	12%	46%	87%	163%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Does not include any expenses incurred as a result of investment in the Underlying Funds.

  (4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
March 31, 2007	0.86%	1.57%
September 30, 2006	0.97	0.64
September 30, 2005	0.87	0.70
September 30, 2004	0.64	0.32
September 30, 2003	0.67	(0.28)
September 30, 2002	0.63	0.11

See Notes to Financial Statements

Morgan Stanley Multi-Asset Class Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED SEPTEMBER 30,
	MONTHS ENDED
	MARCH 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.61		$10.89	$9.55	$8.44	$6.62	$8.09
Income (loss) from investment operations:
Net investment income (loss)‡	0.08		0.07	0.07	0.00	(0.05)	(0.02)
Net realized and unrealized gain (loss)	0.75		0.65	1.30	1.11	1.87	(1.44)
Total income (loss) from investment operations	0.83		0.72	1.37	1.11	1.82	(1.46)
Less dividends and distributions from:
Net investment income	(0.12)		–	(0.03)	–	–	(0.01)
Net realized gain	(0.65)		–	–	–	–	–
Total dividends and distributions	(0.77)		–	(0.03)	–	–	(0.01)
Net asset value, end of period	$11.67		$11.61	$10.89	$9.55	$8.44	$6.62
Total Return†	7.26	%(1)	6.65%	14.32%	13.15%	27.49%	(18.05)%
Ratios to Average Net Assets(3)(4)(5):
Expenses	1.00	%(2)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.43	%(2)	0.61%	0.57%	(0.04)%	(0.61)%	(0.26)%
Supplemental Data:
Net assets, end of period, in thousands	$15,781		$17,693	$25,736	$32,309	$21,804	$18,474
Portfolio turnover rate	0	%(1)	88%	12%	46%	87%	163%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Does not include any expenses incurred as a result of investment in the Underlying Funds.

  (4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
March 31, 2007	1.62%	0.81%
September 30, 2006	1.73	(0.12)
September 30, 2005	1.63	(0.06)
September 30, 2004	1.40	(0.44)
September 30, 2003	1.44	(1.05)
September 30, 2002	1.39	(0.65)

See Notes to Financial Statements

Morgan Stanley Multi-Asset Class Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED SEPTEMBER 30,
	MONTHS ENDED
	MARCH 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.60		$10.92	$9.55	$8.45	$6.63	$8.08
Income (loss) from investment operations:
Net investment income (loss)‡	0.09		0.07	0.06	0.00	(0.05)	(0.02)
Net realized and unrealized gain (loss)	0.75		0.65	1.32	1.10	1.87	(1.42)
Total income (loss) from investment operations	0.84		0.72	1.38	1.10	1.82	(1.44)
Less dividends and distributions from:
Net investment income	(0.13)		(0.04)	(0.01)	–	–	(0.01)
Net realized gain	(0.65)		–	–	–	–	–
Total dividends and distributions	(0.78)		(0.04)	(0.01)	–	–	(0.01)
Net asset value, end of period	$11.66		$11.60	$10.92	$9.55	$8.45	$6.63
Total Return†	7.37	%(1)	6.57%	14.47%	13.02%	27.45%	(18.00)%
Ratios to Average Net Assets(3)(4)(5):
Expenses	0.92	%(2)	0.97%	0.95%	1.00%	1.00%	1.00%
Net investment income (loss)	1.51	%(2)	0.64%	0.62%	(0.04)%	(0.61)%	(0.26)%
Supplemental Data:
Net assets, end of period, in thousands	$3,998		$4,126	$4,447	$4,314	$2,623	$2,218
Portfolio turnover rate	0	%(1)	88%	12%	46%	87%	163%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Does not include any expenses incurred as a result of investment in the Underlying Funds.

  (4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
March 31, 2007	1.54%	0.89%
September 30, 2006	1.70	(0.09)
September 30, 2005	1.58	(0.01)
September 30, 2004	1.40	(0.44)
September 30, 2003	1.44	(1.05)
September 30, 2002	1.39	(0.65)

See Notes to Financial Statements

Morgan Stanley Multi-Asset Class Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED SEPTEMBER 30,
	MONTHS ENDED
	MARCH 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.97		$11.26	$9.87	$8.64	$6.71	$8.19
Income (loss) from investment operations:
Net investment income‡	0.15		0.19	0.15	0.09	0.03	0.07
Net realized and unrealized gain (loss)	0.77		0.66	1.38	1.14	1.90	(1.45)
Total income (loss) from investment operations	0.92		0.85	1.53	1.23	1.93	(1.38)
Less dividends and distributions from:
Net investment income	(0.26)		(0.14)	(0.14)	–	–	(0.10)
Net realized gain	(0.65)		–	–	–	–	–
Total dividends and distributions	(0.91)		(0.14)	(0.14)	–	–	(0.10)
Net asset value, end of period	$11.98		$11.97	$11.26	$9.87	$8.64	$6.71
Total Return†	7.82	%(1)	7.61%	15.58%	14.24%	28.76%	(17.18)%
Ratios to Average Net Assets(3)(4)(5):
Expenses – %(2)	–%		–%	–%	–%	–	%
Net investment income	2.43	%(2)	1.61%	1.57%	0.96%	0.39%	0.74%
Supplemental Data:
Net assets, end of period, in thousands	$280		$707	$692	$344	$70	$100
Portfolio turnover rate	0	%(1)	88%	12%	46%	87%	163%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Does not include any expenses incurred as a result of investment in the Underlying Funds.

  (4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
March 31, 2007	0.62%	1.81%
September 30, 2006	0.73	0.88
September 30, 2005	0.63	0.94
September 30, 2004	0.40	0.56
September 30, 2003	0.44	(0.05)
September 30, 2002	0.39	0.35

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

MAFSAR-IU07-01096P-Y03/07

MORGAN STANLEY FUNDS

Morgan Stanley
Multi-Asset Class Fund

Semiannual Report

March 31, 2007

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi-Asset Class Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2007